UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5497

Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Municipal High Income Fund Inc.

FORM N-Q
JULY 31, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Municipal High Income Fund Inc.

Schedule of Investments (unaudited)	July 31, 2006

Face
Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 94.8%
Alabama — 0.7%
$ 615,000	NR	Capstone Improvement District of Brookwood, AL, Series A, 7.700% due 8/15/23 (a)	$ 86,100
1,000,000	AAA	West Jefferson, AL, Amusement & Public Park Authority Revenue, Visionland Project, Call 12/1/06 @102, 8.000% due 12/1/26 (b)	1,033,690
		Total Alabama	1,119,790
Alaska — 1.7%
1,055,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (c)	1,126,645
1,650,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/30	1,736,773
		Total Alaska	2,863,418
Arizona — 3.7%
2,000,000	AA	Arizona Agriculture Improvement & Power District, Electric Systems Revenue, Salt River Project, Series A, 5.000% due 1/1/37	2,079,060
1,500,000	NR	Casa Grande, AZ, IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.625% due 12/1/29	1,657,380
1,780,000	NR	Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, Series B, 8.000% due 10/1/34	1,515,083
1,000,000	AAA	Yuma & La Paz Counties, Arizona Community College District, Arizona Western College, FSA-Insured, 5.000% due 7/1/24	1,035,590
		Total Arizona	6,287,113
Arkansas — 1.0%
		Arkansas State Development Financing Authority:
1,000,000	BBB	Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (b)	1,113,530
600,000	BB	Industrial Facilities Revenue, Potlatch Corp. Projects, Series A, 7.750% due 8/1/25 (c)	676,674
		Total Arkansas	1,790,204
California — 10.5%
1,500,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 12/1/20 (d)	1,554,495
2,000,000	A3(e)	California Health Facilities Financing Authority Revenue, Refunding, Cedars-Sinai Medical Center, 5.000% due 11/15/27	2,037,040
		California State Department of Water Resources & Power Supply Revenue, Series A:
5,000,000	AAA	MBIA-IBC-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/21 (b)(f)	5,461,900
1,500,000	AAA	XLCA-Insured, Call 5/1/12 @ 101, 5.375% due 5/1/17 (b)	1,638,570
1,500,000	NR	California Statewide CDA Revenue, East Valley Tourist Project, Series A, 9.250% due 10/1/20	1,644,870
		Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue:
2,000,000	BBB	Asset Backed, Series A-4, 7.800% due 6/1/42	2,406,260
1,000,000	AAA	Enhanced Asset Backed, Series B, Call 6/1/13 @ 100, 5.625% due 6/1/38 (b)	1,103,730
1,865,000	Ba2(e)	Vallejo, CA, COP, Touro University, 7.375% due 6/1/29	1,947,116
		Total California	17,793,981
Colorado — 3.4%
500,000	NR	Beacon Point Metropolitan District, GO, Series A, 6.250% due 12/1/35	521,105
		Colorado Educational & Cultural Facilities Authority Revenue: Charter School:
1,230,000	AAA	Bromley School Project, Refunding, XLCA-Insured, 5.125% due 9/15/25	1,292,546
805,000	AAA	Peak to Peak Project, Call 8/15/11 @100, 7.500% due 8/15/21 (b)	908,193

See Notes to Schedule of Investments.

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Rating‡	Security	Value
Colorado — 3.4% (continued)
$ 785,000	NR	Elbert County Charter, 7.375% due 3/1/35	$ 837,116
1,000,000	AAA	Refunding, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	1,079,610
500,000	NR	High Plains, CO, Metropolitan District, Series A, GO, 6.250% due 12/1/35	524,800
500,000	NR	Southlands, CO, Metropolitan District Number 1, GO, 7.125% due 12/1/34	540,880
		Total Colorado	5,704,250
District of Columbia — 1.2%
1,895,000	AAA	District of Columbia COP, District Public Safety & Emergency, AMBAC-Insured, 5.500% due 1/1/20	2,029,242
Florida — 11.0%
985,000	NR	Beacon Lakes, FL, Community Development District, Special Assessment, Series A, 6.900% due 5/1/35	1,068,646
1,500,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	1,636,755
2,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (b)	2,345,980
2,000,000	NR	Capital Projects Finance Authority, FL, Continuing Care Retirement Glenridge on Palmer Ranch, Series A, 8.000% due 6/1/32	2,226,560
965,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	1,014,234
1,000,000	A+	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series D, 6.000% due 11/15/25	1,076,130
2,000,000	BB+	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project, Series A, 7.875% due 12/15/25 (c)	2,030,300
1,000,000	NR	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,102,870
450,000	AAA	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (g)	533,354
2,000,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	2,196,980
1,000,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,015,830
1,000,000	AAA	University of Central Florida, COP, Series A, FGIC-Insured, 5.000% due 10/1/25	1,028,810
1,485,000	NR	Waterlefe, FL, Community Development District, Golf Course Revenue, 8.125% due 10/1/25	1,492,217
		Total Florida	18,768,666
Georgia — 4.1%
		Atlanta, GA, Airport Revenue:
1,000,000	AAA	Series B, FGIC-Insured, 5.625% due 1/1/30 (c)	1,043,760
1,000,000	AAA	Series G, FSA-Insured, 5.000% due 1/1/26	1,030,410
2,500,000	NR	Atlanta, GA, Tax Allocation, Atlantic Station Project, 7.900% due 12/1/24 (f)	2,757,025
1,000,000	A-(h)	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, Series C, 7.250% due 11/15/29	1,088,710
1,005,000	NR	Walton County, GA, IDA Revenue, Walton Manufacturing Co. Project, 8.500% due 9/1/07	1,018,839
		Total Georgia	6,938,744
Illinois — 1.2%
2,000,000	AAA	Chicago, IL, GO, Neighborhoods Alive 21 Program, FGIC-Insured, Call 1/1/11 @ 100, 5.500% due 1/1/31 (b)	2,137,660
Indiana — 1.1%
		County of St Joseph, IN, EDR, Holy Cross Village Notre Dame Project, Series A:
285,000	NR	6.000% due 5/15/26	298,258

See Notes to Schedule of Investments

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Rating‡	Security	Value
Indiana — 1.1% (continued)
$ 550,000	NR	6.000% due 5/15/38	$ 571,357
1,000,000	BBB-	Indiana State Development Finance Authority, PCR, Inland Steel Co. Project Number 13, 7.250% due 11/1/11 (c)	1,021,330
		Total Indiana	1,890,945
Kansas — 0.7%
1,150,000	A-1(e)	Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health, 5.000% due 10/1/22	1,180,969
Louisiana — 0.6%
1,000,000	NR	Epps, LA, COP, 8.000% due 6/1/18	1,026,510
Maryland — 1.5%
1,500,000	NR	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, Series A, 7.730% due 12/1/27	1,612,815
1,000,000	NR	Maryland State Health & Higher EFA Revenue, Refunding, Edenwald, Series A, 5.400% due 1/1/31	1,017,610
		Total Maryland	2,630,425
Massachusetts — 4.0%
935,000	NR	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (c)	937,197
1,000,000	NR	Massachusetts State DFA Revenue, Briarwood, Series B, Call 12/1/10 @ 101, 8.250% due 12/1/30 (b)	1,179,190
1,000,000	BBB	Massachusetts State HEFA Revenue, Caritas Christi Obligation, Series B, 6.750% due 7/1/16	1,109,550
1,870,000	AAA	Massachusetts State IFA Revenue, Assisted Living Facilities, Marina Bay LLC Project, Call 12/1/07 @ 103, 7.500% due 12/1/27 (b)(c)	2,001,667
390,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (g)	525,225
1,000,000	AAA	Massachusetts State, School Building Authority, Dedicated Sales Tax Revenue, Series A, FSA-Insured, 5.000% due 8/15/20	1,053,460
		Total Massachusetts	6,806,289
Michigan — 6.2%
2,130,000	NR	Allen Academy, COP, 7.500% due 6/1/23	2,101,692
		Cesar Chavez Academy, COP:
1,000,000	BBB-	6.500% due 2/1/33	1,045,980
1,000,000	BBB-	8.000% due 2/1/33	1,130,860
1,645,000	Ba1(e)	Garden City, MI, HFA, Hospital Revenue, Garden City Hospital Obligation Group, Series A, 5.625% due 9/1/10	1,659,920
1,000,000	NR	Gaudior Academy, COP, 7.250% due 4/1/34	1,006,750
1,750,000	NR	Kalamazoo Advantage Academy, COP, 8.000% due 12/1/33	1,897,140
1,000,000	NR	Star International Academy, COP, 7.000% due 3/1/33	1,008,240
700,000	NR	William C. Abney Academy, COP, 6.750% due 7/1/19	686,385
		Total Michigan	10,536,967
Mississippi — 0.9%
1,480,000	Aaa(e)	Jackson, MS, Public School District, FSA-Insured, 5.000% due 10/1/20	1,548,716
Montana — 1.5%
2,490,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (c)	2,481,235
New Hampshire — 1.0%
1,600,000	A	New Hampshire HEFA Revenue, Covenant Health System, 5.500% due 7/1/34	1,664,384
New Jersey — 5.7%
1,500,000	AAA	Casino Reinvestment Development Authority Revenue, Series A, MBIA-Insured, 5.250% due 6/1/20	1,602,525

See Notes to Schedule of Investments

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Rating‡	Security	Value
New Jersey — 5.7% (continued)
$ 1,000,000	NR	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., Series A, 8.250% due 11/15/30	$ 1,108,650
		New Jersey Health Care Facilities Financing Authority Revenue:
1,750,000	BBB	Holy Name Hospital, 5.000% due 7/1/36	1,755,355
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.500% due 7/1/30 (f)	3,296,970
1,750,000	BBB	Tobacco Settlement Financing Corp., 6.750% due 6/1/39	1,951,915
		Total New Jersey	9,715,415
New Mexico — 1.4%
		Albuquerque, NM, Hospital Revenue, Southwest Community Health Services, Call 8/1/08 @100:
180,000	AAA	10.000% due 8/1/12 (b)	196,707
95,000	AAA	10.125% due 8/1/12 (b)	104,007
1,000,000	NR	Otero County, NM, Jail Project Revenue, 7.500% due 12/1/24	1,038,310
1,000,000	A+	Sandoval County, NM, Incentive Payment Revenue, Refunding, 5.000% due 6/1/20	1,038,990
		Total New Mexico	2,378,014
New York — 8.9%
700,000	NR	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., Series A, 8.250% due 11/15/30	752,899
500,000	Aaa(e)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	539,945
2,000,000	AAA	Metropolitan Transportation Authority of New York, Series A, AMBAC-Insured, 5.000% due 7/1/30	2,056,540
1,000,000	NR	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, Call 11/15/10@102, 8.550% due 11/15/32 (a)(b)	1,109,640
		New York City, NY, IDA, Civic Facilities Revenue:
1,315,000	NR	Community Residence for the Developmentally Disabled Project, 7.500% due 8/1/26	1,357,659
930,000	NR	Special Needs Facilities Pooled Program, Series A-1, Call 7/1/10@102, 8.125% due 7/1/19 (b)	994,858
1,000,000	AAA	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, MBIA-Insured, 5.000% due 6/15/27	1,041,370
		New York State Dormitory Authority Revenue:
2,090,000	AA+	Cornell University, Series A, 5.000% due 7/1/21	2,206,977
1,500,000	AAA	Mental Health Services Facilities Improvement, Series B, AMBAC-Insured, 5.000% due 2/15/35	1,550,490
1,450,000	AAA	Montefiore Hospital, FGIC/FHA-Insured, 5.000% due 8/1/29	1,498,648
940,000	NR	Suffolk County, NY, IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	991,164
1,000,000	BBB-	Suffolk County, NY, Industrial Development Agency, Continuing Care Retirement Revenue, Refunding, Jeffersons Ferry Project, 5.000% due 11/1/28	1,006,380
		Total New York	15,106,570
North Carolina — 0.6%
950,000	NR	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29	995,087

Ohio — 4.8%
		Cleveland-Cuyahoga County, OH, Port Authority Revenue:
1,000,000	NR	Senior Housing St. Clarence, Series A, 6.000% due 5/1/21	1,004,190
1,000,000	NR	Senior Housing St. Clarence, Series A, 6.250% due 5/1/38	1,004,140
1,500,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	1,668,840
1,500,000	A-	Miami County, OH, Hospital Facilities Revenue, Refunding And Improvement Upper Valley Medical Center, 5.250% due 5/15/21	1,558,035

See Notes to Schedule of Investments

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Rating‡	Security	Value
Ohio — 4.8% (continued)
$ 60,000	AAA	Montgomery County, OH, Health Systems Revenue, Unrefunded Balance, Series B-1, 8.100% due 7/1/18	$ 60,933
1,500,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	1,547,430
1,260,000	AA+	Riversouth Authority Ohio, Revenue, Riversouth Area Redevelopment, Series A, 5.000% due 12/1/25	1,307,477
		Total Ohio	8,151,045
Pennsylvania — 4.0%
2,200,000	NR	Allegheny County, PA, IDA, Airport Special Facilities Revenue, USAir, Inc. Project, Series B, 8.500% due 3/1/21 (a)(c)	220
		Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, Series A:
280,000	NR	7.250% due 1/1/35	299,989
720,000	NR	Call 1/1/13 @ 101, 7.250% due 1/1/35 (b)	857,628
1,000,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	1,065,610
2,640,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.625% due 7/1/19 (a)	132,000
980,000	NR	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, Series A, 7.500% due 2/15/29	1,026,021
1,000,000	NR	Philadelphia, PA, Authority for IDR, Host Marriot LP Project, Remarketed 10/31/95, 7.750% due 12/1/17	1,003,800
2,000,000	NR	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, Series B, Call 11/15/10 @ 101, 8.125% due 11/15/30 (b)	2,336,780
		Total Pennsylvania	6,722,048
South Carolina — 0.3%
225,000	NR	Florence County, SC, IDR, Stone Container Corp., 7.375% due 2/1/07	227,061
300,000	NR	McCormick County, SC, COP, 9.750% due 7/1/09	302,613
		Total South Carolina	529,674
Tennessee — 2.1%
1,000,000	A+	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,051,570
2,500,000	NR	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 5.750% due 9/1/37	2,504,600
		Total Tennessee	3,556,170
Texas — 8.6%
560,000	NR	Bexar County, TX, Housing Financial Corp., MFH Revenue, Continental Lady Ester, Series A, 6.875% due 6/1/29	533,070
1,000,000	BBB	Garza County Public Facility Corp., 5.500% due 10/1/18	1,037,560
2,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (c)(i)(j)	2,238,440
2,750,000	B-	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, Series C, 6.125% due 7/15/27 (c)	2,751,017
1,000,000	AAA	Laredo, TX, ISD Public Facility Corp. Lease Revenue, Series A, AMBAC-Insured, 5.000% due 8/1/29	1,021,690
1,000,000	NR	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 6.200% due 11/15/29	1,003,370
1,000,000	AAA	North Texas Tollway Authority, Dallas North Tollway Systems Revenue, Series A, FSA-Insured, 5.000% due 1/1/35	1,026,200
1,000,000	BBB-	Port Corpus Christi, TX, Industrial Development Corp., CITGO Petroleum Corp. Project, 8.250% due 11/1/31 (c)	1,042,090
1,865,000	NR	West Texas Detention Facility Corp. Revenue, 8.000% due 2/1/25	1,903,233
		Willacy County, TX, PFC Project Revenue:

See Notes to Schedule of Investments

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Rating‡	Security	Value
Texas — 8.6% (continued)
$ 1,000,000	NR	County Jail, 7.500% due 11/1/25	$ 1,008,760
1,000,000	NR	Series A-1, 8.250% due 12/1/23	1,031,320
		Total Texas	14,596,750
Virginia — 1.6%
455,000	NR	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, Series C, 8.125% due 4/1/30	476,676
1,000,000	NR	Broad Street CDA Revenue, 7.500% due 6/1/33	1,087,450
1,000,000	BBB	Fairfax County, VA, EDA Revenue, Retirement Community, Greenspring Village, Inc., Series A, 7.500% due 10/1/29	1,089,580
		Total Virginia	2,653,706
Wisconsin — 0.8%
		Wisconsin State HEFA Revenue:
1,000,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,099,670
1,745,000	NR	Benchmark Healthcare of Green Bay, Inc. Project, Series A, 7.750% due 5/1/27 (a)	226,850
		Total Wisconsin	1,326,520
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $160,124,901)	160,930,507
SHORT-TERM INVESTMENTS(k) — 3.9%
Colorado — 0.5%
875,000	VMIG1(e)	Colorado Educational & Cultural Facilities Authority, National Jewish Federal Program, Series B-3, LOC-National City Bank, 3.680%, 8/1/06	875,000
Georgia — 0.4%
100,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Vogtle, AMBAC-Insured, SPA-JPMorgan Chase, 3.690%, 8/1/06	100,000
500,000	A-1+	Fulton County, GA, Development Authority, Residential Care Facilities, Lenbrook Square Foundation, LOC-Bank of Scotland, 3.730%, 8/1/06	500,000
		Total Georgia	600,000
Illinois — 0.7%
400,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 3.670%, 8/1/06	400,000
795,000	A-1+	Illinois Health Facilities Authority, University Chicago Hospitals, MBIA-Insured, SPA-JPMorgan Chase, 3.680%, 8/1/06	795,000
		Total Illinois	1,195,000
Missouri — 0.2%
400,000	A-1+	Missouri State HEFA, Washington University, Series B, SPA-JPMorgan Chase, 3.680%, 8/1/06	400,000
Tennessee — 0.6%
980,000	VMIG1(e)	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase, 3.670%, 8/1/06	980,000
Texas — 1.5%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
495,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.680%, 8/1/06	495,000
595,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.680%, 8/1/06	595,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
990,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.680%, 8/1/06	990,000

See Notes to Schedule of Investments

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Face
Amount	Rating‡	Security	Value
Texas — 1.5% (continued)
$ 400,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.680%, 8/1/06	$ 400,000
		Total Texas	2,480,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $6,530,000)	6,530,000
		TOTAL INVESTMENTS — 98.7% (Cost — $166,654,901#)	167,460,507
		Other Assets in Excess of Liabilities — 1.3%	2,265,847
		TOTAL NET ASSETS — 100.0%	$ 169,726,354

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Security is currently in default.
(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(e)	Rating by Moody’s Investors Service.
(f)	All or a portion of this security is segregated for open futures contracts.
(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Rating by Fitch Ratings Service.
(i)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.
(j)	Maturity date shown represents the mandatory tender date.
(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC - Ambac Assurance Corporation

CDA - Community Development Authority

COP - Certificate of Participation

DFA - Development Finance Agency

EDA - Economic Development Authority

EDR - Economic Development Revenue

EFA - Educational Facilities Authority

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IFA - Industrial Finance Agency

ISD - Independent School District

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFC - Public Facilities Corporation

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance Inc.

See Notes to Schedule of Investments

Municipal High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	July 31, 2006

Summary of Investments by Industry * (unaudited)

Hospitals	21.4%
Pre-Refunded	14.7
Education	13.9
Industrial Development	5.7
Public Facilities	5.5
Transportation	5.3
Life Care Systems	4.8
Pollution Control	3.3
Cogeneration Facilities	2.7
Tobacco	2.6
Housing: Multi-Family	2.5
General Obligation	1.9
Utilities	1.9
Escrowed to Maturity	0.6
Water and Sewer	0.6
Tax Allocation	0.6
Miscellaneous	12.0

100.0%

* As a percentage of total investments. Please note that Fund holdings as of July 31, 2006 are subject to change.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 7,906,077
Gross unrealized depreciation	(7,100,471)
Net unrealized appreciation	$ 805,606

At July 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bond	105	9/06	$ 11,221,154	$ 11,369,531	$ (148,377)

ITEM 2.                                                    CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2006